Consolidated Statement of Stockholders' Equity (FY) - USD ($)	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Total
Balance (in shares) at Dec. 31, 2018				11,298,239
Beginning balance at Dec. 31, 2018	$ (611,370)	$ (164,058,585)	$ 5,065,972	$ 56,487		$ 163,161,523	$ 3,614,027
Exercise of warrants (in shares)
Exercise of warrants
Net loss		(2,646,987)	(47,677)				(2,694,664)
Foreign currency translation	43,340		21,583				64,923
Realized foreign currency translation
Balance (in shares) at Dec. 31, 2019				11,298,239
Ending balance at Dec. 31, 2019	(568,030)	(166,705,572)	5,039,878	$ 56,487		163,161,523	984,286
Exercise of warrants (in shares)				105,000
Exercise of warrants				$ 53		504,853	504,906
Net loss		(588,532)	(13,196)				(601,728)
Foreign currency translation	(74,777)		(33,623)				(108,100)
Balance (in shares) at Mar. 31, 2020				11,403,239
Ending balance at Mar. 31, 2020	(642,807)	(167,294,104)	4,993,059	$ 56,540		163,666,376	779,364
Balance (in shares) at Dec. 31, 2019				11,298,239
Beginning balance at Dec. 31, 2019	(568,030)	(166,705,572)	5,039,878	$ 56,487		163,161,523	984,286
Exercise of warrants (in shares)				555,945
Exercise of warrants				$ 2,780		811,939	814,719
Net loss		(2,398,457)	(39,416)				(2,437,873)
Foreign currency translation	(59,714)		(26,997)				(86,711)
Realized foreign currency translation	(57,936)						(57,936)
Issuance of common stock, net of offering costs (in shares)				1,521,878
Issuance of common stock, net of offering costs				$ 7,609		2,789,316	2,796,925
Balance (in shares) at Dec. 31, 2020				13,376,062
Ending balance at Dec. 31, 2020	(685,680)	(169,104,029)	4,973,465	$ 66,876		166,762,778	2,013,410
Exercise of warrants (in shares)				92,883
Exercise of warrants				$ 464		(464)
Net loss		(538,098)	(9,107)				(547,205)
Foreign currency translation	(5,184)		(2,488)				(7,672)
Issuance of common stock, net of offering costs (in shares)				2,000,000
Issuance of common stock, net of offering costs				$ 10,000		12,713,074	12,723,074
Balance (in shares) at Mar. 31, 2021				15,468,945
Ending balance at Mar. 31, 2021	$ (690,864)	$ (169,642,127)	$ 4,961,870	$ 77,340		$ 179,475,388	$ 14,181,607